Cryptocurrency - Schedule of Cryptocurrency (Details) $ in Thousands	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Crypto Asset, Holding
Cost Basis	$ 42,682
Fair Value/Carrying Value	$ 61,821	$ 28,342	$ 12,531
Bitcoin
Crypto Asset, Holding
Quantity | item	642
Cost Basis	$ 42,003
Fair Value/Carrying Value	$ 61,138	26,867
Other
Crypto Asset, Holding
Quantity | item	672,680
Cost Basis	$ 679
Fair Value/Carrying Value	$ 683	$ 1,475